Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current assets
Value-Added Tax receivable	$ 733	$ 501
Advanced payment to suppliers	303	61
Deposits, current	5	5
Customer contract assets, current	451
Other current assets	42	26
Total other current assets	$ 1,534	$ 593